Share-Based Compensation - Schedule of share-based compensation expenses of subsidiaries' share-based awards recognized by the group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 8,024	$ 1,130	¥ 2,228	¥ 8,961
Cost of revenues [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	251	35	469	858
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	(703)	(99)	(675)	7,400
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	104	15	209	342
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 8,372	$ 1,179	¥ 2,225	¥ 361